Eaton Vance
Worldwide Health Sciences Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Biotechnology — 16.7%
AbbVie, Inc.	262,266	$ 48,810,325
argenx SE ADR(1)	15,201	8,714,125
Centessa Pharmaceuticals PLC ADR(1)	146,529	1,979,607
CSL Ltd.	115,187	18,380,391
Gilead Sciences, Inc.	225,867	24,863,440
Neurocrine Biosciences, Inc.(1)	122,298	15,045,100
NewAmsterdam Pharma Co. NV(1)	115,421	2,090,274
Vertex Pharmaceuticals, Inc.(1)	53,839	23,799,530
		$143,682,792
Health Care Distributors — 3.4%
Amplifon SpA	403,407	$ 9,273,012
McKesson Corp.	27,447	19,748,391
		$ 29,021,403
Health Care Equipment — 21.1%
Abbott Laboratories	321,656	$ 42,966,809
Boston Scientific Corp.(1)	243,280	25,607,653
Edwards Lifesciences Corp.(1)	200,470	15,680,763
IDEXX Laboratories, Inc.(1)	32,781	16,828,454
Intuitive Surgical, Inc.(1)	55,020	30,389,747
Medtronic PLC	157,694	13,085,448
Straumann Holding AG	95,686	12,307,911
Stryker Corp.	64,081	24,519,954
		$181,386,739
Health Care Services — 0.7%
Option Care Health, Inc.(1)	178,995	$ 5,849,557
		$ 5,849,557
Health Care Supplies — 4.8%
Alcon AG	143,929	$ 12,394,718
Align Technology, Inc.(1)	46,541	8,421,129
Asahi Intecc Co. Ltd.	255,800	3,966,644
Coloplast AS, Class B	81,388	7,912,589
Cooper Cos., Inc.(1)	128,221	8,754,930
		$ 41,450,010
Health Care Technology — 0.2%
JMDC, Inc.	83,700	$ 1,890,185
		$ 1,890,185
Security	Shares	Value
Life Sciences Tools & Services — 7.1%
Danaher Corp.	100,636	$ 19,110,776
Lonza Group AG	25,269	17,534,293
Mettler-Toledo International, Inc.(1)	8,731	10,088,845
Thermo Fisher Scientific, Inc.	36,137	14,556,706
		$ 61,290,620
Managed Health Care — 5.1%
Centene Corp.(1)	164,203	$ 9,267,617
Elevance Health, Inc.	34,372	13,193,349
UnitedHealth Group, Inc.	70,766	21,364,963
		$ 43,825,929
Metal, Glass & Plastic Containers — 0.8%
AptarGroup, Inc.	44,675	$ 7,076,520
		$ 7,076,520
Pharmaceuticals — 39.1%
AstraZeneca PLC	318,544	$ 46,661,584
Bristol-Myers Squibb Co.	497,733	24,030,549
Eli Lilly & Co.	115,906	85,500,379
Johnson & Johnson	195,782	30,387,324
Merck & Co., Inc.	126,571	9,725,716
Novo Nordisk AS, Class B	565,583	40,183,430
Roche Holding AG PC	127,381	41,264,705
Royalty Pharma PLC, Class A	180,612	5,938,523
Sanofi SA	224,029	22,188,032
Zoetis, Inc.	184,111	31,046,638
		$336,926,880
Total Common Stocks (identified cost $536,831,289)		$852,400,635

Convertible Bonds — 0.0%†
Security	Principal Amount (000s omitted)	Value
Biotechnology — 0.0%†
Caris Life Sciences, Inc., 8.00%, 1/1/26(2)	$235	$ 235,294
Total Convertible Bonds (identified cost $235,294)		$ 235,294

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.6%
Security	Shares	Value
Biotechnology — 0.6%
Caris Life Sciences, Inc.:
Series D(1)(2)(3)	370,370	$ 2,999,997
Series E(1)(2)(3)	94,408	764,705
Series F(1)(2)(3)	123,456	999,993
Total Convertible Preferred Stocks (identified cost $4,764,698)		$ 4,764,695

Short-Term Investments — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	9,518	$ 9,518
Total Short-Term Investments (identified cost $9,518)		$ 9,518
Total Investments — 99.6% (identified cost $541,840,799)		$857,410,142
Other Assets, Less Liabilities — 0.4%		$ 3,435,788
Net Assets — 100.0%		$860,845,930
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	82.1%	$706,876,095
Denmark	5.6	48,096,019
United Kingdom	5.4	46,661,584
Switzerland	3.5	29,842,204
Netherlands	1.2	10,804,399
Italy	1.1	9,273,012
Japan	0.7	5,856,829
Total Investments	99.6%	$857,410,142
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

The Fund did not have any open derivative instruments at May 31, 2025.

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At May 31, 2025, the Fund owned the following security (representing 0.6% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$2,999,997
Caris Life Sciences, Inc., Series E	4/1/25	94,408	764,705	764,705
Caris Life Sciences, Inc., Series F	4/1/25	123,456	999,993	999,993
Total Restricted Securities			$4,764,698	$4,764,695
Affiliated Investments
At May 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,518, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,285,435	$83,157,259	$(84,433,176)	$ —	$ —	$9,518	$56,838	9,518
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$125,302,401	$ 18,380,391	$ —	$143,682,792
Health Care Distributors	19,748,391	9,273,012	—	29,021,403
Health Care Equipment	169,078,828	12,307,911	—	181,386,739
Health Care Services	5,849,557	—	—	5,849,557
Health Care Supplies	17,176,059	24,273,951	—	41,450,010

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Health Care Technology	$ —	$ 1,890,185	$ —	$ 1,890,185
Life Sciences Tools & Services	43,756,327	17,534,293	—	61,290,620
Managed Health Care	43,825,929	—	—	43,825,929
Metal, Glass & Plastic Containers	7,076,520	—	—	7,076,520
Pharmaceuticals	186,629,129	150,297,751	—	336,926,880
Total Common Stocks	$618,443,141	$233,957,494**	$ —	$852,400,635
Convertible Bonds	$ —	$ —	$ 235,294	$ 235,294
Convertible Preferred Stocks	—	—	4,764,695	4,764,695
Short-Term Investments	9,518	—	—	9,518
Total Investments	$618,452,659	$233,957,494	$4,999,989	$857,410,142
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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